Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 94.3%
Aerospace & Defense - 0.8%
TransDigm, Inc.
4.88%, 05/01/2029	$ 937,000	$ 922,991
6.13%, 07/31/2034 (A)(B)	42,000	41,309
6.38%, 03/01/2029 (A)	274,000	279,114
6.75%, 01/31/2034 (A)(B)	182,000	184,385
6.88%, 12/15/2030 (A)	385,000	394,489
7.13%, 12/01/2031 (A)	85,000	87,733
		1,910,021
Automobile Components - 2.5%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032 (A)	488,000	482,995
7.75%, 10/15/2033 (A)	484,000	471,173
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/2028 - 09/15/2032 (A)	1,036,000	1,051,048
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031 (A)	126,000	124,213
6.38%, 04/15/2034 (A)	126,000	122,301
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (B)	361,000	357,402
5.00%, 07/15/2029 (B)	434,000	410,699
5.63%, 04/30/2033 (B)	945,000	828,609
Phinia, Inc.
6.63%, 10/15/2032 (A)	676,000	687,080
ZF North America Capital, Inc.
6.75%, 04/23/2030 (A)	530,000	512,713
6.88%, 04/14/2028 (A)	435,000	441,222
7.13%, 04/14/2030 (A)	303,000	298,746
		5,788,201
Automobiles - 0.8%
Ford Motor Co.
6.10%, 08/19/2032	140,000	141,147
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	245,000	243,191
4.00%, 11/13/2030	625,000	581,624
7.35%, 11/04/2027 - 03/06/2030	973,000	1,019,537
		1,985,499
Banks - 0.7%
Credit Suisse Group AG
Fixed until 02/11/2027 (C), 5.25% (A)(D)(E)	200,000	48,000
Fixed until 08/21/2026 (C), 6.38% (A)(D)(E)	387,000	92,880
Fixed until 09/12/2025 (C), 7.25% (A)(D)(E)	465,000	111,600
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (F), 11/21/2033 (A)(B)	411,000	473,535
Lloyds Banking Group PLC
Fixed until 09/27/2035 (C), 6.63% (B)(F)	965,000	921,372
		1,647,387
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.6%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/2029 (A)	$ 1,412,000	$ 1,372,113
Biotechnology - 0.7%
Genmab AS/Genmab Finance LLC
6.25%, 12/15/2032 (A)	541,000	554,651
7.25%, 12/15/2033 (A)	1,074,000	1,124,189
		1,678,840
Building Products - 3.0%
Boise Cascade Co.
4.88%, 07/01/2030 (A)(B)	758,000	745,102
Builders FirstSource, Inc.
4.25%, 02/01/2032 (A)	786,000	723,700
5.00%, 03/01/2030 (A)	137,000	133,431
6.38%, 06/15/2032 (A)	461,000	460,330
6.75%, 05/15/2035 (A)	145,000	144,861
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)(B)	116,000	67,795
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	448,000	80,640
9.50%, 08/15/2029 (A)(B)	344,000	203,443
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/2030 (A)	1,878,000	1,910,037
6.75%, 07/15/2031 (A)	179,000	184,094
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (A)	810,000	821,342
6.75%, 03/01/2033 (A)	228,000	231,566
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031 (A)	1,286,000	1,326,123
		7,032,464
Chemicals - 3.0%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	368,000	16,560
Celanese U.S. Holdings LLC
7.05% (G), 11/15/2030	705,000	745,244
NOVA Chemicals Corp.
7.00%, 12/01/2031 (A)	1,133,000	1,199,255
8.50%, 11/15/2028 (A)	561,000	583,057
9.00%, 02/15/2030 (A)	553,000	583,787
Olin Corp.
6.63%, 04/01/2033 (A)(B)	1,204,000	1,177,784
Olympus Water U.S. Holding Corp.
6.75%, 08/01/2032 (A)	826,000	786,619
7.25%, 02/15/2033 (A)	2,015,000	1,922,514
		7,014,820
Commercial Services & Supplies - 6.1%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (A)	1,420,000	1,464,325
Avient Corp.
6.25%, 11/01/2031 (A)	147,000	148,027
7.13%, 08/01/2030 (A)	943,000	958,231
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027 (A)	$ 562,000	$ 559,879
8.00%, 02/15/2031 (A)(B)	1,250,000	1,235,513
8.38%, 06/15/2032 (A)(B)	70,000	69,616
Axon Enterprise, Inc.
6.13%, 03/15/2030 (A)	125,000	127,068
6.25%, 03/15/2033 (A)	1,050,000	1,071,783
Enviri Corp.
5.75%, 07/31/2027 (A)	1,363,000	1,359,710
GFL Environmental Holdings U.S., Inc.
5.50%, 02/01/2034 (A)	694,000	680,672
Herc Holdings, Inc.
6.00%, 03/15/2034 (A)	605,000	584,883
6.63%, 06/15/2029 (A)	798,000	811,109
7.00%, 06/15/2030 (A)	328,000	336,321
7.25%, 06/15/2033 (A)	344,000	352,511
Hertz Corp.
4.63%, 12/01/2026 (A)	81,000	73,161
12.63%, 07/15/2029 (A)(B)	1,075,000	943,263
ION Platform Finance U.S., Inc.
7.88%, 09/30/2032 (A)	1,016,000	786,410
Madison IAQ LLC
5.88%, 06/30/2029 (A)	1,031,000	1,011,060
United Rentals North America, Inc.
3.75%, 01/15/2032	395,000	362,011
4.00%, 07/15/2030	622,000	590,820
6.00%, 12/15/2029 (A)	802,000	815,394
		14,341,767
Communications Equipment - 3.9%
Altice Financing SA
9.63%, 07/15/2027 (A)	504,000	373,901
EchoStar Corp.
10.75%, 11/30/2029	900,000	972,226
GoTo Group, Inc.
5.50%, 05/01/2028 (A)	1,295,617	767,586
Iliad Holding SAS
7.00%, 04/15/2032 (A)	611,000	611,732
8.50%, 04/15/2031 (A)	728,000	761,716
Level 3 Financing, Inc.
3.75%, 07/15/2029 (A)	1,001,000	928,427
6.88%, 06/30/2033 (A)	605,000	616,084
7.00%, 03/31/2034 (A)	540,000	552,736
8.50%, 01/15/2036 (A)	995,500	1,038,716
Vmed O2 U.K. Financing I PLC
4.75%, 07/15/2031 (A)	1,029,000	885,317
6.75%, 01/15/2033 (A)	774,000	691,527
7.75%, 04/15/2032 (A)	926,000	887,614
		9,087,582
Construction & Engineering - 1.2%
Century Communities, Inc.
6.63%, 09/15/2033 (A)	1,370,000	1,342,115
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
KB Home
7.25%, 07/15/2030	$ 1,488,000	$ 1,515,687
		2,857,802
Consumer Staples Distribution & Retail - 1.4%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028 (A)	204,000	199,406
4.00%, 10/15/2030 (A)	636,000	597,792
Bath & Body Works, Inc.
6.63%, 10/01/2030 (A)	171,000	172,611
6.75%, 07/01/2036	497,000	476,556
6.88%, 11/01/2035	455,000	447,571
7.50%, 06/15/2029	549,000	555,668
Michaels Cos., Inc.
8.50%, 03/15/2033 (A)	981,000	954,998
		3,404,602
Containers & Packaging - 5.3%
Ardagh Group SA
9.50%, 12/01/2030 (A)	912,343	956,646
PIK Rate 6.50%, Cash Rate 5.50%, 12/01/2030 (A)(H)	1,147,000	963,882
Ball Corp.
2.88%, 08/15/2030	1,447,000	1,317,026
6.00%, 06/15/2029	57,000	57,819
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/2028 (A)	751,000	743,489
6.75%, 07/15/2030 (A)	1,204,000	1,214,535
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	178,000	174,807
6.75%, 04/15/2032 (A)	457,000	432,388
6.88%, 01/15/2030 (A)	431,000	418,920
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (A)	997,000	952,736
3.75%, 02/01/2030 (A)(B)	404,000	370,777
6.38%, 07/15/2032 (A)(B)	674,000	670,820
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030 (A)	1,837,000	1,837,000
9.25%, 04/15/2027 (A)	148,000	143,560
OI European Group BV
4.75%, 02/15/2030 (A)	303,000	282,754
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031 (A)(B)	478,000	457,734
7.38%, 06/01/2032 (A)(B)	440,000	416,450
Sealed Air Corp.
6.50%, 07/15/2032 (A)	136,000	142,659
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/2028 (A)	364,000	368,561
Trivium Packaging Finance BV
8.25%, 07/15/2030 (A)	182,000	190,424
12.25%, 01/15/2031 (A)	239,000	258,767
		12,371,754
Electric Utilities - 3.4%
Alpha Generation LLC
6.25%, 01/15/2034 (A)	1,730,000	1,699,454
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	$ 320,000	$ 296,312
4.75%, 03/15/2028 (A)	583,000	575,221
5.75%, 01/15/2034 (A)	806,000	792,057
Constellation Energy Generation LLC
3.75%, 03/01/2031 (A)	531,000	506,645
5.00%, 02/01/2031 (A)	140,000	140,377
NRG Energy, Inc.
5.75%, 01/15/2028	268,000	268,499
6.00%, 02/01/2033 (A)(B)	729,000	729,186
Talen Energy Supply LLC
6.25%, 02/01/2034 (A)	321,000	317,423
6.50%, 02/01/2036 (A)	321,000	323,225
Vistra Operations Co. LLC
5.00%, 07/31/2027 (A)	771,000	768,279
5.63%, 02/15/2027 (A)	176,000	176,000
6.88%, 04/15/2032 (A)	1,376,000	1,424,088
		8,016,766
Electrical Equipment - 1.1%
Energizer Holdings, Inc.
4.38%, 03/31/2029 (A)(B)	865,000	823,060
6.00%, 09/15/2033 (A)(B)	478,000	447,663
WESCO Distribution, Inc.
5.25%, 04/15/2031 (A)	196,000	194,830
6.38%, 03/15/2029 - 03/15/2033 (A)	650,000	661,747
6.63%, 03/15/2032 (A)	195,000	199,589
7.25%, 06/15/2028 (A)	219,000	220,194
		2,547,083
Electronic Equipment, Instruments & Components - 0.4%
Sensata Technologies BV
4.00%, 04/15/2029 (A)	255,000	246,065
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	301,000	287,856
6.63%, 07/15/2032 (A)	428,000	436,553
		970,474
Energy Equipment & Services - 1.3%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	754,000	754,000
6.63%, 09/01/2032 (A)	885,000	902,395
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/2034 (A)	498,000	493,051
Kodiak Gas Services LLC
5.88%, 04/01/2031 (A)	490,000	492,427
6.50%, 10/01/2033 (A)	502,000	507,422
		3,149,295
Financial Services - 3.8%
Azorra Finance Ltd.
6.25%, 02/15/2034 (A)	980,000	909,529
7.25%, 01/15/2031 (A)	1,225,000	1,236,870
ILFC E-Capital Trust I
3-Month Term SOFR + 0.00%, 6.38% (F), 12/21/2065 (A)(B)	2,208,000	1,874,331
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
ILFC E-Capital Trust II
3-Month Term SOFR + 0.00%, 6.63% (F), 12/21/2065 (A)	$ 684,000	$ 593,764
PennyMac Financial Services, Inc.
6.75%, 02/15/2034 (A)	817,000	764,580
Rocket Cos., Inc.
6.13%, 08/01/2030 (A)	1,368,000	1,380,623
United Wholesale Mortgage LLC
5.50%, 04/15/2029 (A)	291,000	272,372
5.75%, 06/15/2027 (A)	398,000	391,716
UWM Holdings LLC
6.63%, 02/01/2030 (A)	1,716,000	1,618,483
		9,042,268
Food Products - 2.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
3.50%, 03/15/2029 (A)	387,000	369,175
5.50%, 03/31/2031 (A)	55,000	54,377
5.75%, 03/31/2034 (A)	939,000	918,667
6.50%, 02/15/2028 (A)	858,000	868,745
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029 (A)	768,000	784,786
Darling Ingredients, Inc.
5.25%, 04/15/2027 (A)	210,000	209,565
6.00%, 06/15/2030 (A)	613,000	617,284
Post Holdings, Inc.
4.50%, 09/15/2031 (A)	339,000	315,206
4.63%, 04/15/2030 (A)	713,000	684,483
6.25%, 02/15/2032 - 10/15/2034 (A)	443,000	444,093
6.38%, 03/01/2033 (A)	779,000	767,426
6.50%, 03/15/2036 (A)	700,000	685,525
		6,719,332
Health Care Providers & Services - 5.1%
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	853,000	803,937
6.88%, 04/15/2029 (A)	63,000	60,583
10.88%, 01/15/2032 (A)	742,000	796,063
DaVita, Inc.
3.75%, 02/15/2031 (A)	1,232,000	1,129,678
4.63%, 06/01/2030 (A)(B)	400,000	384,606
Encompass Health Corp.
4.50%, 02/01/2028	553,000	548,091
4.63%, 04/01/2031 (B)	60,000	57,919
4.75%, 02/01/2030 (B)	218,000	213,266
Humana, Inc.
Fixed until 06/15/2031, 6.63% (F), 09/15/2056	840,000	807,227
IQVIA, Inc.
6.25%, 06/01/2032 (A)	1,269,000	1,288,658
Kedrion SpA
6.50%, 09/01/2029 (A)	776,000	748,597
LifePoint Health, Inc.
11.00%, 10/15/2030 (A)	660,000	709,810
Sotera Health Holdings LLC
7.38%, 06/01/2031 (A)	1,068,000	1,103,215
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp.
4.25%, 06/01/2029	$ 672,000	$ 651,606
4.63%, 06/15/2028	28,000	27,749
5.13%, 11/01/2027	647,000	646,367
5.50%, 11/15/2032 (A)	620,000	614,282
6.00%, 11/15/2033 (A)(B)	197,000	199,334
6.13%, 10/01/2028 (B)	841,000	842,955
6.13%, 06/15/2030	451,000	453,932
		12,087,875
Health Care REITs - 0.7%
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/2031	737,000	481,563
4.63%, 08/01/2029 (B)	541,000	420,644
5.00%, 10/15/2027 (B)	534,000	497,066
8.50%, 02/15/2032 (A)	233,000	236,218
		1,635,491
Hotel & Resort REITs - 0.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.00%, 02/01/2030 (A)	1,064,000	1,077,027
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/2029 (A)	624,000	625,132
		1,702,159
Hotels, Restaurants & Leisure - 7.9%
Caesars Entertainment, Inc.
6.50%, 02/15/2032 (A)	335,000	331,100
7.00%, 02/15/2030 (A)	77,000	77,951
Carnival Corp.
5.13%, 05/01/2029 (A)	353,000	350,452
5.75%, 08/01/2032 (A)	557,000	556,819
6.13%, 02/15/2033 (A)	366,000	369,669
Churchill Downs, Inc.
5.75%, 04/01/2030 (A)	842,000	832,706
6.75%, 05/01/2031 (A)	669,000	681,578
Discovery Global Holdings, Inc.
4.28%, 03/15/2032	985,000	871,725
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	595,000	586,015
5.88%, 04/01/2029 (A)	81,000	81,797
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/2031 (A)	903,000	814,826
5.00%, 06/01/2029 (A)	433,000	411,151
Kingpin Intermediate Holdings LLC
7.25%, 10/15/2032 (A)(B)	502,000	443,555
Marriott Ownership Resorts, Inc.
6.50%, 10/01/2033 (A)	855,000	812,967
MGM Resorts International
4.75%, 10/15/2028	633,000	621,161
5.50%, 04/15/2027	514,000	515,048
6.13%, 09/15/2029	667,000	670,952
6.50%, 04/15/2032	899,000	906,421
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
NCL Corp. Ltd.
6.25%, 09/15/2033 (A)(B)	$ 551,000	$ 534,656
6.75%, 02/01/2032 (A)	712,000	706,598
Rivers Enterprise Borrower LLC
6.25%, 10/15/2030 (A)	659,000	657,337
Royal Caribbean Cruises Ltd.
6.00%, 02/01/2033 (A)	332,000	335,317
6.25%, 03/15/2032 (A)	171,000	174,828
Station Casinos LLC
4.50%, 02/15/2028 (A)	959,000	939,952
6.63%, 03/15/2032 (A)	404,000	405,567
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	392,000	374,846
6.00%, 04/01/2027	926,000	930,497
6.13%, 09/01/2033 (A)	40,000	39,480
Vail Resorts, Inc.
6.50%, 05/15/2032 (A)	534,000	540,018
Viking Cruises Ltd.
5.88%, 10/15/2033 (A)	849,000	838,228
7.00%, 02/15/2029 (A)	710,000	711,306
9.13%, 07/15/2031 (A)	346,000	365,011
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (A)	1,105,000	1,158,311
		18,647,845
Household Durables - 1.1%
Newell Brands, Inc.
6.63%, 05/15/2032 (B)	1,325,000	1,268,004
8.50%, 06/01/2028 (A)	245,000	252,889
Whirlpool Corp.
6.50%, 06/15/2033 (B)	1,236,000	1,171,021
		2,691,914
Insurance - 3.2%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032 (A)	738,000	711,154
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/2031 (A)	1,062,000	1,042,828
6.75%, 10/15/2027 (A)	367,000	366,720
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	1,978,000	1,980,381
Hartford Insurance Group, Inc.
3-Month Term SOFR + 2.39%, 6.04% (F), 02/12/2067 (A)	1,116,000	1,069,177
HUB International Ltd.
7.25%, 06/15/2030 (A)	1,426,000	1,460,800
7.38%, 01/31/2032 (A)	274,000	279,470
Lincoln National Corp.
3-Month Term SOFR + 2.62%, 6.27% (F), 05/17/2066	840,000	688,468
		7,598,998
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail - 0.7%
ION Platform Finance U.S., Inc./ION Platform Finance SARL
8.75%, 05/01/2029 (A)	$ 1,140,000	$ 1,060,149
9.50%, 05/30/2029 (A)	595,000	560,108
		1,620,257
IT Services - 1.0%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	793,000	754,323
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	1,250,000	1,204,408
5.13%, 04/15/2029 (A)	341,000	326,152
		2,284,883
Machinery - 0.7%
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	1,193,000	1,239,416
GrafTech Finance, Inc.
4.63%, 12/23/2029 (A)(B)	377,000	208,965
GrafTech Global Enterprises, Inc.
9.88%, 12/23/2029 (A)(B)	239,000	152,648
		1,601,029
Media - 9.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 02/01/2032 (A)(B)	1,442,000	1,303,809
6.38%, 09/01/2029 (A)	947,000	949,906
7.38%, 03/01/2031 - 02/01/2036 (A)(B)	1,792,000	1,802,613
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	1,407,000	1,297,205
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/2031 (A)	530,000	555,278
7.50%, 03/15/2033 (A)	185,000	195,915
7.88%, 04/01/2030 (A)	270,000	282,556
CSC Holdings LLC
4.13%, 12/01/2030 (A)	248,000	148,822
4.50%, 11/15/2031 (A)	662,000	392,506
5.00%, 11/15/2031 (A)	263,000	94,820
5.75%, 01/15/2030 (A)	649,000	246,348
6.50%, 02/01/2029 (A)	1,668,000	1,063,208
11.75%, 01/31/2029 (A)	600,000	433,887
Directv Financing LLC
8.88%, 02/01/2030 (A)	1,231,000	1,228,261
DISH DBS Corp.
7.75%, 07/01/2026	218,000	216,948
DISH Network Corp.
11.75%, 11/15/2027 (A)(B)	662,000	682,022
Gray Media, Inc.
4.75%, 10/15/2030 (A)(B)	587,000	452,916
5.38%, 11/15/2031 (A)	704,000	522,150
iHeartCommunications, Inc.
7.75%, 08/15/2030 (A)	1,171,118	932,387
9.13%, 05/01/2029 (A)	440,250	399,791
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (A)	1,578,000	1,052,819
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Nexstar Media, Inc.
6.50%, 09/15/2033 (A)	$ 779,000	$ 784,935
7.25%, 04/15/2034 (A)(I)	418,000	419,244
Paramount Global
4.95%, 01/15/2031	636,000	589,135
5.85%, 09/01/2043	841,000	583,879
Univision Communications, Inc.
8.00%, 08/15/2028 (A)	465,000	471,971
9.38%, 08/01/2032 (A)	454,000	467,899
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	983,000	805,471
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (A)	724,000	694,374
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	2,115,000	1,812,970
7.50%, 01/15/2033 (A)	547,000	515,604
		21,399,649
Metals & Mining - 3.3%
Advanced Drainage Systems, Inc.
6.38%, 06/15/2030 (A)	238,000	240,068
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (A)	1,475,000	1,471,587
Constellium SE
5.63%, 06/15/2028 (A)	926,000	921,434
Fortescue Treasury Pty. Ltd.
5.88%, 04/15/2030 (A)	329,000	332,947
6.13%, 04/15/2032 (A)(B)	698,000	713,236
Kaiser Aluminum Corp.
5.88%, 03/01/2034 (A)	495,000	486,025
Mineral Resources Ltd.
9.25%, 10/01/2028 (A)	907,000	939,763
Novelis Corp.
4.75%, 01/30/2030 (A)	1,125,000	1,064,337
6.38%, 08/15/2033 (A)	591,000	579,708
6.88%, 01/30/2030 (A)	934,000	942,099
		7,691,204
Mortgage Real Estate Investment Trusts - 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	364,000	359,605
7.00%, 07/15/2031 (A)	576,000	595,426
Starwood Property Trust, Inc.
5.25%, 10/15/2028 (A)	146,000	144,336
6.00%, 04/15/2030 (A)	391,000	390,242
6.50%, 07/01/2030 (A)	388,000	396,252
		1,885,861
Oil, Gas & Consumable Fuels - 10.2%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029 (A)	642,000	669,584
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	643,000	640,938
6.63%, 02/01/2032 (A)	393,000	401,661
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	$ 592,000	$ 572,801
Crescent Energy Finance LLC
8.38%, 01/15/2034 (A)	573,000	599,014
9.75%, 10/15/2030 (A)	991,000	1,060,370
Expand Energy Corp.
4.75%, 02/01/2032	273,000	266,003
5.38%, 03/15/2030	517,000	521,297
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	154,000	158,375
8.00%, 05/15/2033	675,000	697,472
8.88%, 04/15/2030	407,000	424,992
Harvest Midstream I LP
7.50%, 05/15/2032 (A)	851,000	867,403
Hess Midstream Operations LP
5.13%, 06/15/2028 (A)	628,000	626,155
6.50%, 06/01/2029 (A)	178,000	181,831
Hilcorp Energy I LP/Hilcorp Finance Co.
7.25%, 02/15/2035 (A)(B)	1,199,000	1,195,300
Matador Resources Co.
6.00%, 04/15/2034 (A)	164,000	162,963
6.25%, 04/15/2033 (A)	558,000	558,525
6.50%, 04/15/2032 (A)	184,000	186,004
NuStar Logistics LP
5.63%, 04/28/2027	742,000	743,365
Occidental Petroleum Corp.
6.45%, 09/15/2036	1,194,000	1,275,788
6.63%, 09/01/2030	450,000	483,899
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030 (A)	657,000	674,681
Permian Resources Operating LLC
6.25%, 02/01/2033 (A)	426,000	433,939
7.00%, 01/15/2032 (A)	936,000	969,223
SM Energy Co.
5.00%, 10/15/2026 (A)	364,000	363,407
6.50%, 07/15/2028	77,000	77,201
6.63%, 01/15/2027 (B)	832,000	831,941
6.75%, 09/15/2026	152,000	152,100
7.00%, 08/01/2032 (A)(B)	657,000	670,859
8.63%, 11/01/2030 (A)	28,000	29,542
8.75%, 07/01/2031 (A)(B)	940,000	982,574
9.63%, 06/15/2033 (A)	478,000	528,057
Sunoco LP
4.50%, 10/01/2029 (A)	341,000	329,502
4.63%, 05/01/2030 (A)	77,000	74,102
5.88%, 07/15/2027 (A)	531,000	530,684
6.25%, 07/01/2033 (A)	244,000	245,063
6.63%, 08/15/2032 (A)	24,000	24,376
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	666,000	672,084
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	959,000	1,036,961
9.88%, 02/01/2032 (A)(B)	1,090,000	1,170,647
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (A)	$ 183,000	$ 188,202
6.50%, 01/15/2034 (A)	267,000	278,333
7.50%, 05/01/2033 (A)	142,000	156,087
7.75%, 05/01/2035 (A)	227,000	254,417
Western Midstream Operating LP
5.30%, 03/01/2048	1,122,000	948,359
5.45%, 04/01/2044	251,000	223,287
		24,139,368
Paper & Forest Products - 1.0%
Domtar Corp.
6.75%, 10/01/2028 (A)(B)	928,000	603,200
Magnera Corp.
4.75%, 11/15/2029 (A)	1,465,000	1,322,551
7.25%, 11/15/2031 (A)(B)	388,000	359,133
		2,284,884
Pharmaceuticals - 2.2%
1261229 BC Ltd.
10.00%, 04/15/2032 (A)	389,000	398,275
AdaptHealth LLC
4.63%, 08/01/2029 (A)	66,000	62,882
5.13%, 03/01/2030 (A)	150,000	143,718
6.13%, 08/01/2028 (A)	582,000	580,758
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	532,000	526,946
Bausch Health Cos., Inc.
5.25%, 01/30/2030 - 02/15/2031 (A)	456,000	287,880
7.00%, 01/15/2028 (A)	161,000	140,070
11.00%, 09/30/2028 (A)	586,000	597,743
CVS Health Corp.
Fixed until 09/10/2034, 6.75% (F), 12/10/2054 (B)	857,000	867,749
Fixed until 12/10/2029, 7.00% (F), 03/10/2055	565,000	582,282
Organon & Co./Organon Foreign Debt Co- Issuer BV
5.13%, 04/30/2031 (A)	453,000	369,191
6.75%, 05/15/2034 (A)	612,000	545,185
		5,102,679
Real Estate Management & Development - 0.9%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/2028 (A)	1,603,000	1,605,314
8.88%, 09/01/2031 (A)	399,000	422,651
		2,027,965
Semiconductors & Semiconductor Equipment - 0.6%
Kioxia Holdings Corp.
6.25%, 07/24/2030 (A)	866,000	879,968
6.63%, 07/24/2033 (A)	592,000	608,472
		1,488,440
Software - 0.5%
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033 (A)(I)	335,000	347,092
8.75%, 07/01/2034 (A)(I)	490,000	512,977
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
UKG, Inc.
6.88%, 02/01/2031 (A)	$ 445,000	$ 434,905
		1,294,974
Specialized REITs - 0.9%
Iron Mountain, Inc.
5.00%, 07/15/2028 (A)	412,000	407,610
5.25%, 03/15/2028 (A)	994,000	988,384
6.25%, 01/15/2033 (A)	329,000	327,948
7.00%, 02/15/2029 (A)	346,000	352,647
		2,076,589
Textiles, Apparel & Luxury Goods - 0.8%
Under Armour, Inc.
7.25%, 07/15/2030 (A)(B)	673,000	679,865
William Carter Co.
7.38%, 02/15/2031 (A)(B)	1,222,000	1,246,386
		1,926,251
Total Corporate Debt Securities (Cost $225,069,718)		222,126,385
LOAN ASSIGNMENTS - 2.9%
Automobile Components - 0.2%
Clarios Global LP Term Loan B, 1-Month Term SOFR + 2.50%, 6.17% (F), 05/06/2030	429,474	427,997
Commercial Services & Supplies - 0.9%
Garda World Security Corp. Term Loan B, 3-Month Term SOFR + 2.75%, 6.42% (F), 02/01/2029	877,144	870,566
Madison IAQ LLC Term Loan, 6-Month Term SOFR + 2.50%, 6.13% (F), 06/21/2028	964,884	963,812
WW International, Inc. Takeback Term Loan, 3-Month Term SOFR + 6.80%, 10.51% (F), 06/24/2030	447,802	328,015
		2,162,393
Containers & Packaging - 0.3%
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.18%, 6.84% (F), 04/13/2029	850,000	808,828
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment, Inc. Term Loan B1, 1-Month Term SOFR + 2.25%, 5.92% (F), 02/06/2031	759,500	736,082
Media - 0.2%
Clear Channel Outdoor Holdings, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 7.78% (F), 08/23/2028	500,000	500,781
	Principal	Value
LOAN ASSIGNMENTS (continued)
Software - 1.0%
Rackspace Finance LLC
1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 6.54% (F), 05/15/2028 (I)	$ 1,797,687	$ 846,410
1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.04% (F), 05/15/2028	228,957	227,622

UKG, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.17% (F), 02/10/2031	1,281,951	1,222,515
		2,296,547
Total Loan Assignments (Cost $7,294,224)		6,932,628

	Shares	Value
COMMON STOCKS - 0.2%
Diversified Consumer Services - 0.0% *
WW International, Inc. (B)(E)	4,917	67,560
Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources, Inc. (E)(J)(K)(L)	123	0
Software - 0.2%
Avaya Holdings Corp. (E)(K)	33,145	480,602
Total Common Stocks (Cost $399,164)		548,162
OTHER INVESTMENT COMPANY - 9.7%
Securities Lending Collateral - 9.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (M)	22,802,095	22,802,095
Total Other Investment Company (Cost $22,802,095)		22,802,095

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.35% (M), dated 03/31/2026, to be repurchased at $1,829,457 on 04/01/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 06/30/2027, and with a value of $1,866,173.	$ 1,829,389	1,829,389
Total Repurchase Agreement (Cost $1,829,389)		1,829,389
Total Investments (Cost $257,394,590)		254,238,659
Net Other Assets (Liabilities) - (7.9)%		(18,586,081)
Net Assets - 100.0%		$ 235,652,578
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (N)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$222,126,385	$—	$222,126,385
Loan Assignments	—	6,932,628	—	6,932,628
Common Stocks	67,560	480,602	0	548,162
Other Investment Company	22,802,095	—	—	22,802,095
Repurchase Agreement	—	1,829,389	—	1,829,389
Total Investments	$22,869,655	$231,369,004	$0	$254,238,659
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the total value of 144A securities is $183,145,305, representing 77.7% of the
Portfolio's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $24,840,067, collateralized by cash collateral of $22,802,095 and non-cash collateral, such as U.S. government securities of $2,555,968. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At March 31, 2026, the value of this security is
$252,480, representing 0.1% of the Portfolio's net assets.

(E)	Non-income producing security.
(F)
Floating or variable rate security. The rate disclosed is as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2026; the maturity date disclosed is the ultimate maturity date.
(H)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(I)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(J)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At March 31, 2026,
the total value of the securities is $0, representing 0.0% of the Portfolio’s net assets.

(K)	Fair valued as determined in good faith in accordance with TAM's procedures. At March 31, 2026, the total value of the securities is $480,602, representing 0.2% of the Portfolio’s net assets.
(L)	Security deemed worthless.
(M)	Rate disclosed reflects the yield at March 31, 2026.
(N)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(O)	Level 3 security was not considered significant to the Portfolio.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Aegon High Yield Bond VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust